NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
NOTES PAYABLE

NOTE 12 – NOTES PAYABLE

Bank acceptance notes:	December 31,
	2011	2010

Due June 21,2012,	$786,349	$-

Due June 21,2012,	786,349	-

Due June 19,2012,	786,349	-

Due June 19,2012,	786,349	-

Due June 19,2012,	1,572,698	-

Due May 25,2012,	1,572,698	-

Due May 1,2012,	1,572,698	-

Due May 1,2012,	786,349	-

Due April 30,2012,	6,133,523	-

Due April 28,2012,	786,349	-

Due April 28,2012,	629,079	-

Due March 23,2012, subsequently repaid on due date	786,349	-

Due March 23,2012, subsequently repaid on due date	786,349	-

Due February 24,2012, subsequently repaid on due date	786,349	-

Due February 24,2012, subsequently repaid on due date	786,349	-

Due February 4,2012, subsequently repaid on due date	786,349	-

Due January 28,2012, subsequently repaid on due date	629,079	-

Due January 28,2012, subsequently repaid on due date	629,079	-

Due January 20,2012, subsequently repaid on due date	786,349	-

Due January 20,2012, subsequently repaid on due date	786,349	-

Due January 8,2012, subsequently repaid on due date	629,079	-

Due January 8,2012, subsequently repaid on due date	629,079

Due January 5,2012, subsequently repaid on due date	629,079

Bank acceptance notes:

	December 31,
	2011	2010

Due December 15,2011, subsequently repaid on due date	-	604,979

Due June 21,2011, subsequently repaid on due date	-	302,490

Due June 21,2011, subsequently repaid on due date	-	907,469

Due June 15,2011, subsequently repaid on due date	-	604,979

Due June 13,2011, subsequently repaid on due date	-	453,734

Due June 13,2011, subsequently repaid on due date	-	756,224

Due June 10,2011, subsequently repaid on due date	-	756,224

Due June 10,2011, subsequently repaid on due date	-	907,469

Due June 10,2011, subsequently repaid on due date	-	756,224

Due June 1,2011, subsequently repaid on due date	-	604,979

Due May 10,2011, subsequently repaid on due date	-	604,979

Due May 10,2011, subsequently repaid on due date	-	1,512,447

Due April 25,2011, subsequently repaid on due date	-	1,361,203

Due April 11,2011, subsequently repaid on due date	-	1,512,447

Due April 9,2011, subsequently repaid on due date	-	1,512,447

Due March 27,2011, subsequently repaid on due date	-	1,512,447

Due March 27,2011, subsequently repaid on due date	-	1,512,447

Due March 27,2011, subsequently repaid on due date	-	1,512,447

Due March 27,2011, subsequently repaid on due date	-	1,512,447

Due February 25,2011, subsequently repaid on due date	-	756,224

Due February 25,2011, subsequently repaid on due date	-	756,224

Due February 12,2011, subsequently repaid on due date	-	756,224

Due February 12,2011, subsequently repaid on due date	-	756,224

Due February 10,2011, subsequently repaid on due date	-	1,512,447

Due January 2,2011, subsequently repaid on due date	-	1,512,447

Due January 2,2011, subsequently repaid on due date		756,224

Total	$24,848,628	$26,014,096

The interest-free notes payable, ranging from six months to one year from the date of issuance, are secured by $19,764,900 and $13,799,018 restricted cash as of December 31, 2011 and 2010, respectively. The related party guarantees the notes payable as described in Note 10.

All the notes payable are subject to bank charges of 0.05% of the principal amount as commission on each loan transaction. Bank charges for notes payable, included in financial expenses under the statements of operations, were $25,217, $24,488 and $25,386 for the years ended December 31, 2011, 2010 and 2009, respectively.